INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	R$ (1,752,855)	R$ (337,917)
Income statement	(1,292,275)	(1,516,747)
Comprehensive income	69,719	31,797
Business combinations (Note 1.c.2)		70,012
Balance at ending	(2,975,411)	(1,752,855)
Deferred tax assets	5,548,581	5,569,885	R$ 5,288,176
Deferred tax liabilities	(8,523,992)	(7,322,740)	(5,626,093)
Deferred tax assets	171,042	230,097	371,408
Deferred tax liabilities	(3,146,453)	R$ (1,982,952)	R$ (709,325)
Percentage of tax bases limit used to offset tax losses		30.00%
Deferred tax credits (income and social contribution tax losses) were not recognized in indirect subsidiaries	54,570	R$ 12,649
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,428,476	793,933
Income statement	51,360	634,543
Balance at ending	1,479,836	1,428,476
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(3,181,331)	(1,131,850)
Income statement	(1,343,635)	(2,151,290)
Comprehensive income	69,719	31,797
Effects of the initial adoption of IFRS 9 and IFRS 15		70,012
Balance at ending	(4,455,247)	(3,181,331)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	1,965,700	2,298,735
Income statement	(275,109)	(333,035)
Balance at ending	1,690,591	1,965,700
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	571,734	651,417
Income statement	(40,393)	(79,683)
Balance at ending	531,341	571,734
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	442,276	434,960
Income statement	36,354	(115,661)
Effects of the initial adoption of IFRS 9 and IFRS 15		122,977
Balance at ending	478,630	442,276
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	184,603	254,418
Income statement	(86,525)	(69,815)
Balance at ending	98,078	184,603
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	176,130	200,941
Income statement	6,869	(24,811)
Balance at ending	182,999	176,130
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	226,221	174,534
Income statement	91,746	20,934
Comprehensive income	69,540	30,753
Balance at ending	387,507	226,221
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	129,689	110,046
Income statement	(9,695)	19,643
Balance at ending	119,994	129,689
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(1,853,214)	(1,636,886)
Income statement	(216,330)	(216,328)
Balance at ending	(2,069,544)	(1,853,214)
Goodwill (Spanish e Navytree, Vivo Part. and GVTPart.)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(4,600,940)	(3,598,172)
Income statement	(1,002,768)	(1,002,768)
Balance at ending	(5,603,708)	(4,600,940)
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(395,606)
Income statement	107,155	(395,606)
Balance at ending	(288,451)	(395,606)
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(50,127)	(97,533)
Income statement	25,562	47,406
Balance at ending	(24,565)	(50,127)
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	22,203	75,690
Income statement	19,499	(1,566)
Comprehensive income	179	1,044
Effects of the initial adoption of IFRS 9 and IFRS 15		(52,965)
Balance at ending	R$ 41,881	R$ 22,203